Deferred Financing Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Current And Noncurrent [Line Items]
Fees and related cost paid	$ 1,115	$ 1,021